Consolidated Statement of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Share capital USD ($)	Share capital CNY	Additional paid-in Capital USD ($)	Additional paid-in Capital CNY	Treasury stock USD ($)	Treasury stock CNY	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Balance at Mar. 31, 2011		1,093,392		52		910,316				(18,580)		178,993		22,611
Balance, shares at Mar. 31, 2011		75,406,875		75,406,875
Net income		141,965										131,980		9,985
Other comprehensive income		44,934								44,637				297
Repurchase and cancellation of shares		(44,664)		(2)		(44,662)
Repurchase and cancellation of shares, shares		(2,266,728)		(2,266,728)
Balance at Mar. 31, 2012		1,235,627		50		865,654				26,057		310,973		32,893
Balance, shares at Mar. 31, 2012		73,140,147		73,140,147
Net income		119,642										112,447		7,195
Other comprehensive income		(7,824)								(7,801)				(23)
Repurchase of shares		(131,302)						(131,302)
Repurchase of shares, shares		(7,450,914)						(7,450,914)
Sale of treasury shares		131,828				3,341		128,487
Sale of treasury shares, shares		7,314,015						7,314,015
Acquisition of non-controlling interests		(106,508)				(70,774)								(35,734)
Balance at Mar. 31, 2013		1,241,463		50		798,221		(2,815)		18,256		423,420		4,331
Balance, shares at Mar. 31, 2013		73,003,248		73,140,147				(136,899)
Net income	21,318	132,526										131,903		623
Other comprehensive income		66,007								66,007
Balance at Mar. 31, 2014	$ 231,643	1,439,996	$ 8	50	$ 128,405	798,221	$ (453)	(2,815)	$ 13,555	84,263	$ 89,331	555,323	$ 797	4,954
Balance, shares at Mar. 31, 2014	73,003,248		73,140,147				(136,899)